Related Party Transactions (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock compensation expense	$ 129,625	$ 39,250	$ 242,146	$ 525,062
Director [Member]
Settled in option value			37,500
Stock compensation expense			0	37,500
Amounts payable			$ 293,546	$ 293,546